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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

07071246

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Lehman Brothers U.S. Aggregate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

LAG

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over-the-counter, New York Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Frankfurt Stock Exchange, Luxembourg Stock Exchange, Laubuan International Financial Exchange, Hong Kong Stock Exchange, EuroMTF, Dublin Stock Exchange, Berliner Borse, Borse Hamburg, Borse Hannover, Borse Munchen, Borse Stuttgart, Borse Dusseldorf, American Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

June 1, 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca℠

Via Overnight Mail

June 1, 2007

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 0 4 2007
DIVISION OF MARKET REGULATION

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Barclays Bank PLC, HealthShares™, Inc., and streetTRACKS® Series Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- Barclays Bank PLC, iPath℠ CBOE S&P 500 BuyWrite Index℠ ETN, due May 28, 2037 (Ticker Symbol BWV);
- HealthShares, Inc., HealthShares European Medical Products and Devices Exchange-Traded Fund (Ticker Symbol HHT);
- streetTRACKS Series Trust, SPDR Lehman 1-3 Month T-Bill ETF (Ticker Symbol BIL);
- streetTRACKS Series Trust, SPDR Lehman Intermediate Term Treasury ETF (Ticker Symbol ITE);
- streetTRACKS Series Trust, SPDR Lehman Long Term Treasury ETF (Ticker Symbol TLO);
- streetTRACKS Series Trust, SPDR Barclays Capital TIPS ETF (Ticker Symbol IPE); and
- streetTRACKS Series Trust, SPDR Lehman Aggregate Bond ETF (Ticker Symbol LAG).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

END